Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2030 Portfolio - VIP Investor Freedom 2030 Portfolio	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	4.83%
Annual Return 2015	(0.32%)
Annual Return 2016	6.50%
Annual Return 2017	20.92%
Annual Return 2018	(7.87%)
Annual Return 2019	24.42%
Annual Return 2020	16.82%
Annual Return 2021	12.25%
Annual Return 2022	(16.91%)
Annual Return 2023	14.63%